Offsetting of financial assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	$ 294,806	$ 202,452
Derivative Liability, Gross amounts offset in the balance sheet	0	(27)
Derivative Liability, Net amount of liabilities presented in the balance sheet	294,806	202,425
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	(285,471)	(157,705)
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(6,031)	(11,518)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	3,304	33,202
Securities Sold under Agreements to Repurchase [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	286,162	158,374
Derivative Liability, Gross amounts offset in the balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the balance sheet	286,162	158,374
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	(285,471)	(157,705)
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(691)	(669)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	0	0
Derivative [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	8,644	44,078
Derivative Liability, Gross amounts offset in the balance sheet	0	(27)
Derivative Liability, Net amount of liabilities presented in the balance sheet	8,644	44,051
Derivative, Gross amounts not offset in the balance sheet, Financial instruments	0	0
Derivative, Gross amounts not offset in the balance sheet, Cash collateral pledged	(5,340)	(10,849)
Derivative Liability, Gross amounts not offset in the balance sheet, Net amount	3,304	33,202
Designated as Hedging Instrument [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	8,572	11,747
Derivative Liability, Gross amounts offset in the balance sheet	0	0
Derivative Liability, Net amount of liabilities presented in the balance sheet	8,572	11,747
Trading Liabilities [Member]
Offsetting Of financial Assets And Liabilities [Line Items]
Derivative Liability, Gross amounts of liabilities	72	32,331
Derivative Liability, Gross amounts offset in the balance sheet	0	(27)
Derivative Liability, Net amount of liabilities presented in the balance sheet	$ 72	$ 32,304